Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.96%
Basic Materials — 7.00%
Arcosa	5,424	$ 418,299
Beacon Roofing Supply †	10,263	1,269,533
Boise Cascade	6,122	600,507
Huntsman	38,306	604,852
Kaiser Aluminum	5,156	312,557
Minerals Technologies	11,941	759,089
Reliance	3,524	1,017,555
		4,982,392
Business Services — 5.29%
ABM Industries	10,524	498,417
Aramark	16,337	563,953
ASGN †	6,403	403,517
Casella Waste Systems Class A †	5,341	595,575
Clean Harbors †	3,134	617,712
FTAI Aviation	1,407	156,219
UL Solutions Class A	5,440	306,816
WillScot Holdings	22,324	620,607
		3,762,816
Capital Goods — 11.12%
API Group †	7,570	270,703
Applied Industrial Technologies	1,454	327,644
Atkore	1,797	107,802
Carlisle	2,376	809,028
Chart Industries †	2,790	402,764
Federal Signal	7,878	579,427
Gates Industrial †	16,920	311,497
Graco	6,564	548,160
Kadant	1,702	573,421
KBR	11,547	575,156
Lincoln Electric Holdings	4,056	767,233
Quanta Services	1,592	404,655
Regal Rexnord	3,401	387,204
Tetra Tech	16,743	489,733
WESCO International	4,980	773,394
Zurn Elkay Water Solutions	17,799	587,011
		7,914,832
Consumer Discretionary — 4.03%
BJ's Wholesale Club Holdings †	9,076	1,035,572
Dick's Sporting Goods	5,505	1,109,588
Malibu Boats Class A †	7,347	225,406
Steven Madden	18,813	501,178
		2,871,744
Consumer Services — 2.57%
Brinker International †	3,964	590,834
Texas Roadhouse	5,446	907,467
Wendy's	22,596	330,580
		1,828,881
Consumer Staples — 3.08%
Casey's General Stores	2,826	1,226,597
J & J Snack Foods	3,563	469,318
YETI Holdings †	15,118	500,406
		2,196,321
	Number of shares	Value (US $)
Common Stocks (continued)
Credit Cyclicals — 2.71%
BorgWarner	13,404	$ 384,025
KB Home	4,871	283,102
La-Z-Boy	9,279	362,716
Taylor Morrison Home †	5,348	321,094
Toll Brothers	5,464	576,944
		1,927,881
Energy — 5.00%
Expand Energy	14,981	1,667,685
Liberty Energy	58,147	920,467
Permian Resources	69,955	968,877
		3,557,029
Finance — 15.54%
Axis Capital Holdings	12,868	1,289,888
Columbia Banking System	35,828	893,550
East West Bancorp	15,182	1,362,736
Essent Group	10,238	590,937
Hamilton Lane Class A	2,015	299,570
Kemper	15,462	1,033,635
Pinnacle Financial Partners	9,589	1,016,817
Reinsurance Group of America	5,072	998,677
SouthState	10,230	949,549
Stifel Financial	8,568	807,620
Webster Financial	22,476	1,158,638
WSFS Financial	12,726	660,098
		11,061,715
Financials — 1.21%
Old National Bancorp	40,642	861,204
		861,204
Healthcare — 13.56%
Amicus Therapeutics †	29,710	242,434
Apellis Pharmaceuticals †	12,306	269,132
Axsome Therapeutics †	3,481	405,989
Azenta †	6,922	239,778
Bio-Techne	8,301	486,688
Blueprint Medicines †	7,381	653,292
Encompass Health	7,533	762,942
Exact Sciences †	9,663	418,311
Halozyme Therapeutics †	12,439	793,732
Insmed †	11,316	863,298
Inspire Medical Systems †	2,550	406,164
Intra-Cellular Therapies †	1,451	191,416
Lantheus Holdings †	5,902	576,035
Ligand Pharmaceuticals †	5,149	541,366
Natera †	5,676	802,643
Neurocrine Biosciences †	5,803	641,812
OmniAb 12.5 =, †	1,789	0
OmniAb 15 =, †	1,789	0
Repligen †	3,270	416,075
Supernus Pharmaceuticals †	12,721	416,613
TransMedics Group †	4,207	283,047
Ultragenyx Pharmaceutical †	6,695	242,426
		9,653,193
NQ-FL4 [0325] 0525 (4471967)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Media — 2.08%
IMAX †	21,862	$ 576,064
Interpublic Group	19,516	530,054
Nexstar Media Group	2,109	377,975
		1,484,093
Real Estate Investment Trusts — 6.80%
Brixmor Property Group	28,336	752,321
Camden Property Trust	7,534	921,408
First Industrial Realty Trust	15,038	811,450
Healthpeak Properties	32,407	655,270
Jones Lang LaSalle †	2,290	567,714
Kite Realty Group Trust	28,595	639,670
Terreno Realty	7,770	491,219
		4,839,052
Technology — 13.87%
Box Class A †	11,322	349,397
Coherent †	10,907	708,301
Dynatrace †	11,554	544,771
ExlService Holdings †	23,705	1,119,113
Guidewire Software †	5,677	1,063,643
MACOM Technology Solutions Holdings †	6,153	617,638
Procore Technologies †	7,148	471,911
PTC †	2,138	331,283
Q2 Holdings †	8,803	704,328
Rapid7 †	7,319	194,027
Rubrik Class A †	3,413	208,125
Semtech †	22,005	756,972
Silicon Laboratories †	4,178	470,317
SPS Commerce †	2,520	334,480
Varonis Systems †	15,616	631,667
WNS Holdings †	10,937	672,516
Workiva †	4,109	311,914
Yelp †	10,285	380,853
		9,871,256
Transportation — 3.08%
International Seaways	4,594	152,521
Kirby †	8,192	827,474
Knight-Swift Transportation Holdings	11,822	514,139
Saia †	298	104,130
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Werner Enterprises	10,476	$ 306,947
XPO †	2,684	288,744
		2,193,955
Utilities — 2.02%
Black Hills	10,691	648,409
Spire	10,067	787,743
		1,436,152
Total Common Stocks (cost $53,288,800)		70,442,516

Short-Term Investments — 1.05%
Money Market Mutual Funds — 1.05%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	186,546	186,546
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	186,546	186,546
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	186,546	186,546
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	186,545	186,545
Total Short-Term Investments (cost $746,183)		746,183

Total Value of Securities—100.01% (cost $54,034,983)		71,188,699
Liabilities Net of Receivables and Other Assets—(0.01%)		(6,397)
Net Assets Applicable to 4,031,350 Shares Outstanding—100.00%		$71,182,302
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ-FL4 [0325] 0525 (4471967)